VARIABLE INTEREST ENTITIES	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
VARIABLE INTEREST ENTITIES
7.	VARIABLE INTEREST ENTITIES

The accounting model for VIEs described in ASC 810-10 considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and (b) the obligation to absorb losses of a VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could be potentially significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE. In determining whether we are the primary beneficiary of a VIE, we consider factors such as voting rights including kick-out rights, whether we have the power to direct the VIE’s significant activities, variable interests held by related parties and other factors. We believe that significant assumptions and judgments were applied consistently.

We participate in joint ventures from time to time for the purpose of expanding upon our growth of manufacturing and selling HDPE corrugated pipe in emerging markets. Our investments in these joint ventures may create a variable interest in a VIE, depending upon the contractual terms of the arrangement. One of our joint ventures, ADS Mexicana, was determined to be a VIE. In April 2013, ADS Worldwide acquired an additional 1% equity interest in its consolidated subsidiary ADS Mexicana stock for $520, increasing the Company’s ownership percentage to 51% from 50%. We invest in this VIE for the purpose of expanding upon our growth of manufacturing and selling ADS licensed HDPE corrugated pipe and related products in the Mexican and Central American markets via the joint venture partner’s local presence and expertise throughout the region. We have executed a Technology, Patents and Trademarks Sub-License Agreement and a Distribution Agreement with ADS Mexicana that provides ADS Mexicana with the rights to manufacture and sell ADS licensed products in Mexico and Central America. We are the guarantor of 100% of ADS Mexicana’s credit facility and our maximum potential payment under this guarantee totals $12,000. We have concluded that we hold a variable interest in and are the primary beneficiary of ADS Mexicana based on our power to direct the most significant activities of ADS Mexicana and our obligation to absorb losses and our right to receive benefits that could be significant to ADS Mexicana. As the primary beneficiary, we are required to consolidate the assets and liabilities of ADS Mexicana. The equity owned by our joint venture partner is shown as Noncontrolling interest in subsidiaries in our Condensed Consolidated Balance Sheets and our joint venture partner’s portion of net income is shown as Net income attributable to noncontrolling interest in our Condensed Consolidated Statements of Income.

The table below includes the assets and liabilities of ADS Mexicana that are consolidated as of March 31, 2014 and September 30, 2014. The balances exclude intercompany transactions that are eliminated upon consolidation.

(Amounts in thousands)
	March 31, 2014	September 30, 2014
Assets
Current assets	$35,272	$36,435
Property, plant and equipment, net	21,633	20,542
Other noncurrent assets	2,698	2,333

Total assets	$59,603	$59,310

	March 31, 2014	September 30, 2014
Liabilities
Current liabilities	$9,090	$8,514
Noncurrent liabilities	1,240	3,267

Total liabilities	$10,330	$11,781

8.	VARIABLE INTEREST ENTITIES

The accounting model for VIEs described in ASC 810-10 considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and (b) the obligation to absorb losses of a VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could be potentially significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE. In determining whether we are the primary beneficiary of a VIE, we consider factors such as voting rights including kick-out rights, whether we have the power to direct the VIE’s significant activities, variable interests held by related parties and other factors. We believe that significant assumptions and judgments were applied consistently.

We participate in joint ventures from time to time for the purpose of expanding upon our growth of manufacturing and selling HDPE corrugated pipe in emerging markets. Our investments in these joint ventures may create a variable interest in a VIE, depending upon the contractual terms of the arrangement. One of our joint ventures, ADS Mexicana, was determined to be a VIE. In April 2013, ADS Worldwide acquired an additional 1% equity interest in its consolidated subsidiary ADS Mexicana stock for $520, increasing the Company’s ownership percentage to 51% from 50%. We invest in this VIE for the purpose of expanding upon our growth of manufacturing and selling ADS licensed HDPE corrugated pipe and related products in the Mexican and Central American markets via the joint venture partner’s local presence and expertise throughout the region. We have executed a Technology, Patents and Trademarks Sub-License Agreement and a Distribution Agreement with ADS Mexicana that provides ADS Mexicana with the rights to manufacture and sell ADS licensed products in Mexico and Central America. We are the guarantor of 100% of ADS Mexicana’s credit facility and our maximum potential payment under this guarantee totals $12,000. We have concluded that we hold a variable interest in and are the primary beneficiary of ADS Mexicana based on our power to direct the most significant activities of ADS Mexicana and our obligation to absorb losses and our right to receive benefits that could be significant to ADS Mexicana. As the primary beneficiary, we are required to consolidate the assets and liabilities of ADS Mexicana. The equity owned by our joint venture partner is shown as Noncontrolling interest in subsidiaries in our Consolidated Balance Sheets and our joint venture partner’s portion of net income is shown as Net income.

The table below includes the assets and liabilities of ADS Mexicana that are consolidated as of March 31, 2013 and 2014. The balances exclude intercompany transactions that are eliminated upon consolidation.

(Amounts in thousands)
	2013	2014
Assets
Current assets	$33,252	$35,272
Property, plant and equipment, net	23,655	21,633
Other noncurrent assets	3,144	2,698

Total assets	$60,051	$59,603

	2013	2014
Liabilities
Current liabilities	$9,777	$9,090
Noncurrent liabilities	2,283	1,240

Total liabilities	$12,060	$10,330